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BRIAN MCGRADY brian.mcgrady@dechert.com
+1 212 698 3589 Direct
+1 212 698 0453 Fax

September 7, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 711

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 711 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 712 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the Goldman Sachs Small Cap Growth Fund, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3589.

Sincerely,

/s/ Brian McGrady

Brian McGrady